Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Cohen & Steers Global Realty Shares, Inc.
Entity Central Index Key	0001033969
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Realty Shares, Inc.
Class Name	Class A
Trading Symbol	CSFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Global Realty Shares, Inc. (Fund) for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$62	1.19%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 8.97% total return in the six months ended June 30, 2026, compared with the FTSE EPRA Index - net,[1] which returned 9.64%, and the MSCI World Index - net, which returned 9.69%.

Stock selection in Hong Kong contributed to relative performance compared with the FTSE EPRA Index - net,[1] due primarily to an overweight in development company Sun Hung Kai Properties. The company had a sizable gain, benefiting from a strong residential sales pipeline. Stock selection and an underweight in Germany also aided performance; an underweight in apartment landlord Vonovia was beneficial, as German residential names were generally pressured amid rising interest rates. Stock selection in Canada helped performance as well, due in part to the timing of an investment in retail-oriented company First Capital Real Estate Investment Trust.

Factors that detracted from relative performance included stock selection in the U.S. in part due to an out-of-index position in Crown Castle. The company struggled in a difficult period for U.S. tower companies amid mixed earnings outlooks, rising interest rates, and concerns around satellite competition. Stock selection in Australia also hindered performance, as overweights in office company Dexus and manufactured homes landlord declined in the period. Stock selection in the U.K. further detracted, due in part to an underweight in logistics operator SEGRO, which rallied when U.S. industrial company Prologis announced an offer to acquire the company.

Top contributors	Top detractors
Hong Kong	United States
Germany	Australia
Canada	United Kingdom

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2026)
	1 Year	5 Years	10 Years
With sales charge[2]	6.58%	0.73%	4.33%
Without sales charge	11.60%	1.66%	4.82%
MSCI World Index - net	21.34%	11.47%	13.14%
FTSE EPRA Index - net[1]	13.26%	1.70%	3.32%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	May 01, 2026
Net Assets	$ 2,308,189,526
Holdings Count | shares	92
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2026)
Net assets	$2,308,189,526
Number of portfolio holdings (excluding derivatives)	92
Portfolio turnover rate[3]	29%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2026)

Top ten holdings[4,5]	(%)
Welltower, Inc.	11.2%
Digital Realty Trust, Inc.	6.2%
Prologis, Inc.	4.6%
Equinix, Inc.	3.8%
Public Storage	2.8%
Sun Communities, Inc.	2.7%
Goodman Group	2.6%
Extra Space Storage, Inc.	2.6%
Agree Realty Corp.	2.3%
Kimco Realty Corp.	2.2%

Sector diversification[4,6]	(%)
Diversified	18.0%
Health Care	16.7%
Retail	13.7%
Data Centers	13.1%
Residential	10.3%
Industrials	9.9%
Self Storage	6.0%
Office	4.8%
Specialty	2.6%
Other (includes short-term investments)	4.9%

Country diversification[4,6]	(%)
United States	65.5%
Japan	7.8%
Australia	6.2%
Singapore	3.2%
United Kingdom	3.2%
Hong Kong	2.8%
France	2.2%
Belgium	1.9%
Canada	1.9%
Other (includes short-term investments)	5.3%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Welltower, Inc.	11.2%
Digital Realty Trust, Inc.	6.2%
Prologis, Inc.	4.6%
Equinix, Inc.	3.8%
Public Storage	2.8%
Sun Communities, Inc.	2.7%
Goodman Group	2.6%
Extra Space Storage, Inc.	2.6%
Agree Realty Corp.	2.3%
Kimco Realty Corp.	2.2%

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain material changes to the Fund since January 1, 2026. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to the Fund's principal investment strategy

On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE EPRA Nareit Developed Real Estate Index-Net, minus 10%, in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Material Fund Change Strategies [Text Block]	On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE EPRA Nareit Developed Real Estate Index-Net, minus 10%, in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.
Summary of Change Legend [Text Block]	This is a summary of certain material changes to the Fund since January 1, 2026. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.
Updated Prospectus Phone Number	1-800-330-7348
Class C
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Realty Shares, Inc.
Class Name	Class C
Trading Symbol	CSFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Global Realty Shares, Inc. (Fund) for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$95	1.84%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 8.63% total return in the six months ended June 30, 2026, compared with the FTSE EPRA Index - net,[1] which returned 9.64%, and the MSCI World Index - net, which returned 9.69%.

Stock selection in Hong Kong contributed to relative performance compared with the FTSE EPRA Index - net,[1] due primarily to an overweight in development company Sun Hung Kai Properties. The company had a sizable gain, benefiting from a strong residential sales pipeline. Stock selection and an underweight in Germany also aided performance; an underweight in apartment landlord Vonovia was beneficial, as German residential names were generally pressured amid rising interest rates. Stock selection in Canada helped performance as well, due in part to the timing of an investment in retail-oriented company First Capital Real Estate Investment Trust.

Factors that detracted from relative performance included stock selection in the U.S. in part due to an out-of-index position in Crown Castle. The company struggled in a difficult period for U.S. tower companies amid mixed earnings outlooks, rising interest rates, and concerns around satellite competition. Stock selection in Australia also hindered performance, as overweights in office company Dexus and manufactured homes landlord declined in the period. Stock selection in the U.K. further detracted, due in part to an underweight in logistics operator SEGRO, which rallied when U.S. industrial company Prologis announced an offer to acquire the company.

Top contributors	Top detractors
Hong Kong	United States
Germany	Australia
Canada	United Kingdom

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2026)
	1 Year	5 Years	10 Years
With sales charge	9.89%[2]	1.00%	4.14%
Without sales charge	10.89%	1.00%	4.14%
MSCI World Index - net	21.34%	11.47%	13.14%
FTSE EPRA Index - net[1]	13.26%	1.70%	3.32%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	May 01, 2026
Net Assets	$ 2,308,189,526
Holdings Count | shares	92
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2026)
Net assets	$2,308,189,526
Number of portfolio holdings (excluding derivatives)	92
Portfolio turnover rate[3]	29%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2026)

Top ten holdings[4,5]	(%)
Welltower, Inc.	11.2%
Digital Realty Trust, Inc.	6.2%
Prologis, Inc.	4.6%
Equinix, Inc.	3.8%
Public Storage	2.8%
Sun Communities, Inc.	2.7%
Goodman Group	2.6%
Extra Space Storage, Inc.	2.6%
Agree Realty Corp.	2.3%
Kimco Realty Corp.	2.2%

Sector diversification[4,6]	(%)
Diversified	18.0%
Health Care	16.7%
Retail	13.7%
Data Centers	13.1%
Residential	10.3%
Industrials	9.9%
Self Storage	6.0%
Office	4.8%
Specialty	2.6%
Other (includes short-term investments)	4.9%

Country diversification[4,6]	(%)
United States	65.5%
Japan	7.8%
Australia	6.2%
Singapore	3.2%
United Kingdom	3.2%
Hong Kong	2.8%
France	2.2%
Belgium	1.9%
Canada	1.9%
Other (includes short-term investments)	5.3%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Welltower, Inc.	11.2%
Digital Realty Trust, Inc.	6.2%
Prologis, Inc.	4.6%
Equinix, Inc.	3.8%
Public Storage	2.8%
Sun Communities, Inc.	2.7%
Goodman Group	2.6%
Extra Space Storage, Inc.	2.6%
Agree Realty Corp.	2.3%
Kimco Realty Corp.	2.2%

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain material changes to the Fund since January 1, 2026. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to the Fund's principal investment strategy

On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE EPRA Nareit Developed Real Estate Index-Net, minus 10%, in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Material Fund Change Strategies [Text Block]	On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE EPRA Nareit Developed Real Estate Index-Net, minus 10%, in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.
Summary of Change Legend [Text Block]	This is a summary of certain material changes to the Fund since January 1, 2026. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.
Updated Prospectus Phone Number	1-800-330-7348
Class I
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Realty Shares, Inc.
Class Name	Class I
Trading Symbol	CSSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Global Realty Shares, Inc. (Fund) for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 9.15% total return in the six months ended June 30, 2026, compared with the FTSE EPRA Index - net,[1] which returned 9.64%, and the MSCI World Index - net, which returned 9.69%.

Stock selection in Hong Kong contributed to relative performance compared with the FTSE EPRA Index - net,[1] due primarily to an overweight in development company Sun Hung Kai Properties. The company had a sizable gain, benefiting from a strong residential sales pipeline. Stock selection and an underweight in Germany also aided performance; an underweight in apartment landlord Vonovia was beneficial, as German residential names were generally pressured amid rising interest rates. Stock selection in Canada helped performance as well, due in part to the timing of an investment in retail-oriented company First Capital Real Estate Investment Trust.

Factors that detracted from relative performance included stock selection in the U.S. in part due to an out-of-index position in Crown Castle. The company struggled in a difficult period for U.S. tower companies amid mixed earnings outlooks, rising interest rates, and concerns around satellite competition. Stock selection in Australia also hindered performance, as overweights in office company Dexus and manufactured homes landlord declined in the period. Stock selection in the U.K. further detracted, due in part to an underweight in logistics operator SEGRO, which rallied when U.S. industrial company Prologis announced an offer to acquire the company.

Top contributors	Top detractors
Hong Kong	United States
Germany	Australia
Canada	United Kingdom

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of June 30, 2026)
	1 Year	5 Years	10 Years
Class I2	11.95%	1.96%	5.14%
MSCI World Index - net	21.34%	11.47%	13.14%
FTSE EPRA Index - net[1]	13.26%	1.70%	3.32%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	May 01, 2026
Net Assets	$ 2,308,189,526
Holdings Count | shares	92
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2026)
Net assets	$2,308,189,526
Number of portfolio holdings (excluding derivatives)	92
Portfolio turnover rate[3]	29%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2026)

Top ten holdings[4,5]	(%)
Welltower, Inc.	11.2%
Digital Realty Trust, Inc.	6.2%
Prologis, Inc.	4.6%
Equinix, Inc.	3.8%
Public Storage	2.8%
Sun Communities, Inc.	2.7%
Goodman Group	2.6%
Extra Space Storage, Inc.	2.6%
Agree Realty Corp.	2.3%
Kimco Realty Corp.	2.2%

Sector diversification[4,6]	(%)
Diversified	18.0%
Health Care	16.7%
Retail	13.7%
Data Centers	13.1%
Residential	10.3%
Industrials	9.9%
Self Storage	6.0%
Office	4.8%
Specialty	2.6%
Other (includes short-term investments)	4.9%

Country diversification[4,6]	(%)
United States	65.5%
Japan	7.8%
Australia	6.2%
Singapore	3.2%
United Kingdom	3.2%
Hong Kong	2.8%
France	2.2%
Belgium	1.9%
Canada	1.9%
Other (includes short-term investments)	5.3%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Welltower, Inc.	11.2%
Digital Realty Trust, Inc.	6.2%
Prologis, Inc.	4.6%
Equinix, Inc.	3.8%
Public Storage	2.8%
Sun Communities, Inc.	2.7%
Goodman Group	2.6%
Extra Space Storage, Inc.	2.6%
Agree Realty Corp.	2.3%
Kimco Realty Corp.	2.2%

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain material changes to the Fund since January 1, 2026. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to the Fund's principal investment strategy

On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE EPRA Nareit Developed Real Estate Index-Net, minus 10%, in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Material Fund Change Strategies [Text Block]	On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE EPRA Nareit Developed Real Estate Index-Net, minus 10%, in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.
Summary of Change Legend [Text Block]	This is a summary of certain material changes to the Fund since January 1, 2026. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.
Updated Prospectus Phone Number	1-800-330-7348
Class R
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Realty Shares, Inc.
Class Name	Class R
Trading Symbol	GRSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Global Realty Shares, Inc. (Fund) for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R	$69	1.34%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 8.90% total return in the six months ended June 30, 2026, compared with the FTSE EPRA Index - net,[1] which returned 9.64%, and the MSCI World Index - net, which returned 9.69%.

Stock selection in Hong Kong contributed to relative performance compared with the FTSE EPRA Index - net,[1] due primarily to an overweight in development company Sun Hung Kai Properties. The company had a sizable gain, benefiting from a strong residential sales pipeline. Stock selection and an underweight in Germany also aided performance; an underweight in apartment landlord Vonovia was beneficial, as German residential names were generally pressured amid rising interest rates. Stock selection in Canada helped performance as well, due in part to the timing of an investment in retail-oriented company First Capital Real Estate Investment Trust.

Factors that detracted from relative performance included stock selection in the U.S. in part due to an out-of-index position in Crown Castle. The company struggled in a difficult period for U.S. tower companies amid mixed earnings outlooks, rising interest rates, and concerns around satellite competition. Stock selection in Australia also hindered performance, as overweights in office company Dexus and manufactured homes landlord declined in the period. Stock selection in the U.K. further detracted, due in part to an underweight in logistics operator SEGRO, which rallied when U.S. industrial company Prologis announced an offer to acquire the company.

Top contributors	Top detractors
Hong Kong	United States
Germany	Australia
Canada	United Kingdom

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of June 30, 2026)
	1 Year	5 Years	10 Years
Class R2	11.42%	1.51%	4.66%
MSCI World Index - net	21.34%	11.47%	13.14%
FTSE EPRA Index - net[1]	13.26%	1.70%	3.32%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	May 01, 2026
Net Assets	$ 2,308,189,526
Holdings Count | shares	92
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2026)
Net assets	$2,308,189,526
Number of portfolio holdings (excluding derivatives)	92
Portfolio turnover rate[3]	29%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2026)

Top ten holdings[4,5]	(%)
Welltower, Inc.	11.2%
Digital Realty Trust, Inc.	6.2%
Prologis, Inc.	4.6%
Equinix, Inc.	3.8%
Public Storage	2.8%
Sun Communities, Inc.	2.7%
Goodman Group	2.6%
Extra Space Storage, Inc.	2.6%
Agree Realty Corp.	2.3%
Kimco Realty Corp.	2.2%

Sector diversification[4,6]	(%)
Diversified	18.0%
Health Care	16.7%
Retail	13.7%
Data Centers	13.1%
Residential	10.3%
Industrials	9.9%
Self Storage	6.0%
Office	4.8%
Specialty	2.6%
Other (includes short-term investments)	4.9%

Country diversification[4,6]	(%)
United States	65.5%
Japan	7.8%
Australia	6.2%
Singapore	3.2%
United Kingdom	3.2%
Hong Kong	2.8%
France	2.2%
Belgium	1.9%
Canada	1.9%
Other (includes short-term investments)	5.3%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Welltower, Inc.	11.2%
Digital Realty Trust, Inc.	6.2%
Prologis, Inc.	4.6%
Equinix, Inc.	3.8%
Public Storage	2.8%
Sun Communities, Inc.	2.7%
Goodman Group	2.6%
Extra Space Storage, Inc.	2.6%
Agree Realty Corp.	2.3%
Kimco Realty Corp.	2.2%

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain material changes to the Fund since January 1, 2026. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to the Fund's principal investment strategy

On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE EPRA Nareit Developed Real Estate Index-Net, minus 10%, in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Material Fund Change Strategies [Text Block]	On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE EPRA Nareit Developed Real Estate Index-Net, minus 10%, in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.
Summary of Change Legend [Text Block]	This is a summary of certain material changes to the Fund since January 1, 2026. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.
Updated Prospectus Phone Number	1-800-330-7348
Class Z
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Realty Shares, Inc.
Class Name	Class Z
Trading Symbol	CSFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Global Realty Shares, Inc. (Fund) for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Z	$44	0.84%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 9.18% total return in the six months ended June 30, 2026, compared with the FTSE EPRA Index - net,[1] which returned 9.64%, and the MSCI World Index - net, which returned 9.69%.

Stock selection in Hong Kong contributed to relative performance compared with the FTSE EPRA Index - net,[1] due primarily to an overweight in development company Sun Hung Kai Properties. The company had a sizable gain, benefiting from a strong residential sales pipeline. Stock selection and an underweight in Germany also aided performance; an underweight in apartment landlord Vonovia was beneficial, as German residential names were generally pressured amid rising interest rates. Stock selection in Canada helped performance as well, due in part to the timing of an investment in retail-oriented company First Capital Real Estate Investment Trust.

Factors that detracted from relative performance included stock selection in the U.S. in part due to an out-of-index position in Crown Castle. The company struggled in a difficult period for U.S. tower companies amid mixed earnings outlooks, rising interest rates, and concerns around satellite competition. Stock selection in Australia also hindered performance, as overweights in office company Dexus and manufactured homes landlord declined in the period. Stock selection in the U.K. further detracted, due in part to an underweight in logistics operator SEGRO, which rallied when U.S. industrial company Prologis announced an offer to acquire the company.

Top contributors	Top detractors
Hong Kong	United States
Germany	Australia
Canada	United Kingdom

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of June 30, 2026)
	1 Year	5 Years	10 Years
Class Z2	11.99%	2.02%	5.18%
MSCI World Index - net	21.34%	11.47%	13.14%
FTSE EPRA Index - net[1]	13.26%	1.70%	3.32%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	May 01, 2026
Net Assets	$ 2,308,189,526
Holdings Count | shares	92
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2026)
Net assets	$2,308,189,526
Number of portfolio holdings (excluding derivatives)	92
Portfolio turnover rate[3]	29%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2026)

Top ten holdings[4,5]	(%)
Welltower, Inc.	11.2%
Digital Realty Trust, Inc.	6.2%
Prologis, Inc.	4.6%
Equinix, Inc.	3.8%
Public Storage	2.8%
Sun Communities, Inc.	2.7%
Goodman Group	2.6%
Extra Space Storage, Inc.	2.6%
Agree Realty Corp.	2.3%
Kimco Realty Corp.	2.2%

Sector diversification[4,6]	(%)
Diversified	18.0%
Health Care	16.7%
Retail	13.7%
Data Centers	13.1%
Residential	10.3%
Industrials	9.9%
Self Storage	6.0%
Office	4.8%
Specialty	2.6%
Other (includes short-term investments)	4.9%

Country diversification[4,6]	(%)
United States	65.5%
Japan	7.8%
Australia	6.2%
Singapore	3.2%
United Kingdom	3.2%
Hong Kong	2.8%
France	2.2%
Belgium	1.9%
Canada	1.9%
Other (includes short-term investments)	5.3%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Welltower, Inc.	11.2%
Digital Realty Trust, Inc.	6.2%
Prologis, Inc.	4.6%
Equinix, Inc.	3.8%
Public Storage	2.8%
Sun Communities, Inc.	2.7%
Goodman Group	2.6%
Extra Space Storage, Inc.	2.6%
Agree Realty Corp.	2.3%
Kimco Realty Corp.	2.2%

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain material changes to the Fund since January 1, 2026. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to the Fund's principal investment strategy

On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE EPRA Nareit Developed Real Estate Index-Net, minus 10%, in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Material Fund Change Strategies [Text Block]	On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE EPRA Nareit Developed Real Estate Index-Net, minus 10%, in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.
Summary of Change Legend [Text Block]	This is a summary of certain material changes to the Fund since January 1, 2026. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.
Updated Prospectus Phone Number	1-800-330-7348